Intangible Assets, Net (Details) - Schedule of finite-lived and indefinite-lived intangible assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-lived intangible assets:
Gross Carrying Amount	$ 7,091	$ 26,091
Accumulated Amortization	3,737	2,974
Net Carrying Amount	3,354	23,117
Indefinite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount		19,000
Accumulated Amortization
Net Carrying Amount		19,000
Indefinite-Lived Intangible Assets [Member] | License [Member]
Finite-lived intangible assets:
Gross Carrying Amount	19,000	19,000
Accumulated Amortization
Net Carrying Amount	19,000	19,000
Indefinite-Lived Intangible Assets [Member] | Impairment Charge [Member]
Finite-lived intangible assets:
Gross Carrying Amount	(19,000)
Accumulated Amortization
Net Carrying Amount	(19,000)
Finite-Lived Intangible Assets [Member]
Finite-lived intangible assets:
Gross Carrying Amount	7,091	7,091
Accumulated Amortization	3,737	2,974
Net Carrying Amount	3,354	4,117
Finite-Lived Intangible Assets [Member] | Customer Contracts [Member]
Finite-lived intangible assets:
Gross Carrying Amount	925	925
Accumulated Amortization	925	925
Net Carrying Amount
Weighted- Average Useful Life (in Years)	0 years	0 years
Finite-Lived Intangible Assets [Member] | Customer Relationships [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 1,000	$ 1,000
Accumulated Amortization	669	487
Net Carrying Amount	$ 331	$ 513
Weighted- Average Useful Life (in Years)	3 years	3 years 4 months 24 days
Finite-Lived Intangible Assets [Member] | Customer Lists [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 650	$ 650
Accumulated Amortization	478	346
Net Carrying Amount	$ 172	$ 304
Weighted- Average Useful Life (in Years)	1 year 3 months 18 days	2 years 3 months 18 days
Finite-Lived Intangible Assets [Member] | Brand [Member]
Finite-lived intangible assets:
Gross Carrying Amount	$ 4,516	$ 4,516
Accumulated Amortization	1,665	1,216
Net Carrying Amount	$ 2,851	$ 3,300
Weighted- Average Useful Life (in Years)	6 years 3 months 18 days	7 years 3 months 18 days